General Information	12 Months Ended
Dec. 31, 2022
General Information [Abstract]
General Information
1.	GENERAL INFORMATION
Apollomics Inc. (previously CB Therapeutics Inc., “Apollomics” or the “Company”) was incorporated in the Cayman Islands as an exempted company with limited liability on May 21, 2015 under the Companies Law of the Cayman Islands. Apollomics is an investment holding company, through its subsidiaries (collectively referred to as the “Group”), engaging in research and development of biologics of oncology. The Company’s principal place of business is in mainland China and the United States.
The consolidated financial statements are presented in U.S. dollars (“US$”) and subsidiaries included in the consolidated financial statements as below:

Name of subsidiaries	Place of incorporation or establishment/operation and date of incorporation/establishment	Principal activities
Apollomics, Inc.	California, United States January 14, 2016	Research and development of drugs
Apollomics (Australia) Pty. Ltd.	Melbourne, Australia November 4, 2016	Research and development of drugs
Apollomics (Hong Kong) Limited	Hong Kong, China June 24,2019	Investment holding
Zhejiang Crownmab Biotech Co., Ltd.	Hangzhou, China May 29, 2018	Investment holding and research and development of drugs
Zhejiang Crown Bochuang Biopharma Co., Ltd.	Hangzhou, China May 29, 2020	Research and development of drugs
Project Max SPAC Merger Sub, Inc.	Delaware, United States August 19, 2022	Investment holding